Schedule of Stock Options Oustanding (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Stock Schedule Of Stock Options Oustanding 1		324,000
Capital Stock Schedule Of Stock Options Oustanding 2		$ 0.7
Capital Stock Schedule Of Stock Options Oustanding 3		540,000
Capital Stock Schedule Of Stock Options Oustanding 4		0.75
Capital Stock Schedule Of Stock Options Oustanding 5		110,000
Capital Stock Schedule Of Stock Options Oustanding 6		1
Capital Stock Schedule Of Stock Options Oustanding 7		108,000
Capital Stock Schedule Of Stock Options Oustanding 8		1
Capital Stock Schedule Of Stock Options Oustanding 9		216,000
Capital Stock Schedule Of Stock Options Oustanding 10		1
Capital Stock Schedule Of Stock Options Oustanding 11		270,000
Capital Stock Schedule Of Stock Options Oustanding 12		1
Capital Stock Schedule Of Stock Options Oustanding 13		90,000
Capital Stock Schedule Of Stock Options Oustanding 14		1.15
Capital Stock Schedule Of Stock Options Oustanding 15		108,000
Capital Stock Schedule Of Stock Options Oustanding 16		1.85
Capital Stock Schedule Of Stock Options Oustanding 17		100,000
Capital Stock Schedule Of Stock Options Oustanding 18		1.85
Capital Stock Schedule Of Stock Options Oustanding 19		145,000
Capital Stock Schedule Of Stock Options Oustanding 20		1.95
Capital Stock Schedule Of Stock Options Oustanding 21		56,000
Capital Stock Schedule Of Stock Options Oustanding 22		1.98
Capital Stock Schedule Of Stock Options Oustanding 1	108,000
Capital Stock Schedule Of Stock Options Oustanding 2	0.75
Capital Stock Schedule Of Stock Options Oustanding 3	42,000
Capital Stock Schedule Of Stock Options Oustanding 4	1
Capital Stock Schedule Of Stock Options Oustanding 5	100,000
Capital Stock Schedule Of Stock Options Oustanding 6	1.85
Capital Stock Schedule Of Stock Options Oustanding 7	324,000
Capital Stock Schedule Of Stock Options Oustanding 8	0.7
Capital Stock Schedule Of Stock Options Oustanding 9	270,000
Capital Stock Schedule Of Stock Options Oustanding 10	0.75
Capital Stock Schedule Of Stock Options Oustanding 11	162,000
Capital Stock Schedule Of Stock Options Oustanding 12	0.75
Capital Stock Schedule Of Stock Options Oustanding 13	108,000
Capital Stock Schedule Of Stock Options Oustanding 14	1
Capital Stock Schedule Of Stock Options Oustanding 15	216,000
Capital Stock Schedule Of Stock Options Oustanding 16	1
Capital Stock Schedule Of Stock Options Oustanding 17	228,000
Capital Stock Schedule Of Stock Options Oustanding 18	1
Capital Stock Schedule Of Stock Options Oustanding 19	90,000
Capital Stock Schedule Of Stock Options Oustanding 20	1.15
Capital Stock Schedule Of Stock Options Oustanding 21	56,000
Capital Stock Schedule Of Stock Options Oustanding 22	1.98
Capital Stock Schedule Of Stock Options Oustanding 23	145,000
Capital Stock Schedule Of Stock Options Oustanding 24	1.95
Capital Stock Schedule Of Stock Options Oustanding 25	108,000
Capital Stock Schedule Of Stock Options Oustanding 26	$ 1.85